UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑04447
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Brandywine Fund, Inc.
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(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
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(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE 19807
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(Name and address of agent for service)

(302) 656‑3017
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: DECEMBER 31, 2008
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Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
December 31, 2008
(Unaudited)

Shares/Principal Amount	Value

Common Stocks‑97.5% (A)

CONSUMER DISCRETIONARY
Apparel, Accessories & Luxury Goods‑0.2%
313,500	Carter's, Inc.*	$6,038,010

Automotive Retail‑3.2%
397,900	AutoZone, Inc.*	55,495,113
687,300	O'Reilly Automotive, Inc.*	21,127,602

Cable & Satellite‑4.1%
5,886,500	Comcast Corp.	99,364,120

Education Services‑3.7%
335,500	DeVry, Inc.	19,261,055
323,000	Strayer Education, Inc.	69,254,430

General Merchandise Stores‑4.0%
479,700	Dollar Tree, Inc.*	20,051,460
2,904,300	Family Dollar Stores, Inc.	75,715,101

Restaurants‑4.0%
1,673,900	Burger King Holdings Inc.	39,972,732
920,500	McDonald's Corp.	57,245,895

Specialty Stores‑1.3%
687,000	PetSmart, Inc.	12,675,150
513,500	Tractor Supply Co.*	18,557,890
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	Total Consumer Discretionary	494,758,558

CONSUMER STAPLES
Food Retail‑7.2%
2,787,100	Kroger Co.	73,607,311
4,219,000	Safeway Inc.	100,285,630

Household Products‑3.1%
1,349,500	Church & Dwight Co., Inc.	75,733,940

Hypermarkets & Super Centers‑4.9%
703,200	BJ's Wholesale Club, Inc.*	24,091,632
1,703,300	Wal‑Mart Stores, Inc.	95,486,998

Packaged Foods & Meats‑4.9%
1,362,700	Ralcorp Holdings, Inc.*	79,581,680
880,900	The J. M. Smucker Co.	38,195,824

Personal Products‑0.1%
24,200	Chattem, Inc.*	1,731,026
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	Total Consumer Staples	488,714,041

FINANCIALS
Property & Casualty Insurance‑4.2%
2,827,600	W. R. Berkley Corp.	87,655,600
758,500	Fidelity National Financial, Inc.	13,463,375
20,900	ProAssurance Corp.*	1,103,102
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	Total Financials	102,222,077

HEALTH CARE
Biotechnology‑11.2%
1,355,800	Amgen Inc.*	78,297,450
1,085,300	Cephalon, Inc.*	83,611,512
670,600	Cubist Pharmaceuticals, Inc.*	16,201,696
1,806,100	Gilead Sciences, Inc.*	92,363,954
67,300	Martek Biosciences Corp.	2,039,863

Health Care Distributors‑0.4%
456,900	PSS World Medical, Inc.*	8,598,858

Health Care Equipment‑4.5%
896,300	Gen‑Probe Inc.*	38,397,492
1,889,900	ResMed Inc.*	70,833,452

Health Care Facilities‑0.6%
538,500	Psychiatric Solutions, Inc.*	14,997,225

Health Care Services‑0.4%
238,500	Amedisys, Inc.*	9,859,590

Health Care Supplies‑0.2%
96,400	Haemonetics Corp.*	5,446,600

Life Sciences Tools & Services‑2.1%
5,600	PerkinElmer, Inc.	77,896
2,215,100	QIAGEN N.V.*	38,897,156
323,100	Thermo Fisher Scientific, Inc.*	11,008,017

Pharmaceuticals‑7.7%
941,400	Abbott Laboratories	50,242,518
2,557,500	Perrigo Co.	82,632,825
1,255,300	Teva Pharmaceutical Industries Ltd. SP‑ADR	53,438,121
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	Total Health Care	656,944,225

INDUSTRIALS
Environmental & Facilities Services‑1.5%
1,673,000	Covanta Holding Corp.*	36,739,080
21,350	Waste Connections, Inc.*	674,020

Industrial Machinery‑0.1%
32,900	ESCO Technologies, Inc.*	1,347,255
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	Total Industrials	38,760,355

INFORMATION TECHNOLOGY
Application Software‑1.1%
2,536,300	Nuance Communications, Inc.*	26,276,068

Communications Equipment‑4.1%
2,624,800	Harris Corp.	99,873,640

Computer Storage & Peripherals‑0.0%
38,500	Data Domain, Inc.*	723,800

Data Processing & Outsourced Services‑4.8%
2,393,800	Affiliated Computer Services, Inc.*	109,995,110
186,600	Lender Processing Services, Inc.	5,495,370

Internet Software & Services‑0.5%
387,600	Open Text Corp.*	11,678,388

IT Consulting & Other Services‑1.0%
1,283,300	SAIC, Inc.*	24,998,684

Systems Software‑4.9%
6,222,500	Check Point Software Technologies Ltd.*	118,165,275
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	Total Information Technology	397,206,335

MATERIALS
Metal & Glass Containers‑4.6%
2,051,200	Crown Holdings, Inc.*	39,383,040
2,654,200	Pactiv Corp.*	66,036,496
123,000	Silgan Holdings Inc.	5,880,630
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	Total Materials	111,300,166

TELECOMMUNICATION SERVICES
Integrated Telecommunication Services‑2.9%
2,104,500	Verizon Communications Inc.	71,342,550
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	Total Telecommunication Services	71,342,550

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	Total common stocks
	(Cost $2,363,751,770)	2,361,248,307

Short‑Term Investments‑2.8% (A)

Commercial Paper‑2.7%
$65,400,000	HSBC Finance Corp., due 1/02/09,
	discount of 0.05%	65,399,909
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	Total commercial paper
	(Cost $65,399,909)	65,399,909

Variable Rate Demand Notes‑0.1%
1,861,667	U.S. Bank, N.A., 0.00%	1,861,667
113,776	Wisconsin Corporate Central
	Credit Union, 0.12%	113,776
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	Total variable rate demand notes
	(Cost $1,975,443)	1,975,443
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	Total short‑term investments
	(Cost $67,375,352)	67,375,352
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	Total investments‑100.3%
	(Cost $2,431,127,122)	2,428,623,659

	Liabilities, less cash and
	receivables‑(0.3%) (A)	(5,929,344)
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	TOTAL NET ASSETS‑100.0%	$2,422,694,315
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* Non‑dividend paying security.

(A) Percentages for the various classifications relate to net assets.

ADR‑American Depositary Receipts

N.V.‑Netherlands Antillies Limited Liability Corp.

As of December 31, 2008, investment cost for federal tax purposes was $2,436,711,869 and the tax components of unrealized appreciation/depreciation was as follows:

Aggregate gross unrealized appreciation	$ 113,634,113
Aggregate gross unrealized depreciation	(121,722,323)
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Net unrealized depreciation	$ (8,088,210)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandywine Fund, Inc.
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By (Signature and Title)      /s/ William F. D'Alonzo
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                                           William F. D’Alonzo, President

Date  2/23/09
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ William F. D'Alonzo
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                                           William F. D’Alonzo, President

Date    2/23/09
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By (Signature and Title)      /s/ Lynda J. Campbell
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                                           Lynda J. Campbell, Treasurer

Date  2/23/09
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